Convertible Debt (Narrative) (Details)				1 Months Ended	12 Months Ended
	Oct. 16, 2017 yr	Aug. 31, 2017 yr $ / shares shares	Sep. 21, 2011 USD ($) $ / shares	Aug. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) yr	Jun. 30, 2018 USD ($) yr	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Fair value of warrants						$ 20,000
Expected dividend yield
Expected stock price volatility					100.00%	125.00%
Risk-free interest rate					1.79%	1.25%
Expected life of warrants (years) | yr	1	1			2.38	1
Reallocation of conversion right reserve on settlement of convertible debt
Conversion						$ 668,610
Convertible Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible promissory note			$ 250,000
Share price | $ / shares		$ 0.05	$ 0.05	$ 0.05
Interest rate paid			18.00%
Shares issued | shares		10,350,000		10,350,000
Term period				1 year
One warrant purchase additional common share price | $ / shares				$ 0.10
Conversion				$ 517,500
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Term period					1 year
Fair value of warrants					$ 151,110
Expected dividend yield					0.00%
Expected stock price volatility					125.00%
Risk-free interest rate					1.23%
Expected life of warrants (years) | yr					1
Share Capital [Member]
Disclosure of detailed information about borrowings [line items]
Reallocation of conversion right reserve on settlement of convertible debt					$ 92,966